FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21439

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Rutland Square Trust

Fund Name: PAS Small Cap Fund of Funds

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 28

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Rutland Square Trust

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/10/2007 04:39:07 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
PAS Small Cap Fund of Funds
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO MEETING DATE: 09/27/2006
TICKER: CSGEX SECURITY ID: 091928309
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT WITH BLACKROCK ADVISORS, INC. OR BLACKROCK FINANCIAL MANAGEMENT, INC., AS APPLICABLE.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FRANKLIN SMALL CAP GROWTH FUND II MEETING DATE: 05/21/2007
TICKER: FSGRX SECURITY ID: 354713620
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT HARRIS J. ASHTON AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ROBERT F. CARLSON AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT SAM L. GINN AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT EDITH E. HOLIDAY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT FRANK W. T. LAHAYE AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT FRANK A. OLSON AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT LARRY D. THOMPSON AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT JOHN B. WILSON AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT CHARLES B. JOHNSON AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT RUPERT H. JOHNSON, JR. AS A DIRECTOR	Management	For	Proportional
2	TO APPROVE AN AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST.	Management	For	Proportional
3	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: BORROWING.	Management	For	Proportional
4	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: LENDING.	Management	For	Proportional
5	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: INVESTMENTS IN REAL ESTATE.	Management	For	Proportional
6	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: INVESTMENTS IN COMMODITIES.	Management	For	Proportional
7	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: ISSUING SENIOR SECURITIES.	Management	For	Proportional
8	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: INDUSTRY CONCENTRATION.	Management	For	Proportional
9	TO APPROVE AMENDMENTS TO CERTAIN OF THE FUND S FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: DIVERSIFICATION OF INVESTMENTS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: MUNDER MICRO-CAP EQUITY FUND MEETING DATE: 12/19/2006
TICKER: MMEAX SECURITY ID: 626124572
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW COMBINED INVESTMENT ADVISORY AGREEMENT WITH MUNDER CAPITAL MANAGEMENT, LLC ( ADVISOR )	Management	For	Proportional
2	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: DIVERSIFICATION	Management	For	Proportional
3	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: BORROWING	Management	For	Proportional
4	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: ISSUING SENIOR SECURITIES	Management	For	Proportional
5	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: UNDERWRITING SECURITIES	Management	For	Proportional
6	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: INVESTMENTS IN REAL ESTATE	Management	For	Proportional
7	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: MAKING LOANS	Management	For	Proportional
8	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: CONCENTRATION OF INVESTMENTS	Management	For	Proportional
9	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: INVESTMENTS IN COMMODITIES	Management	For	Proportional
10	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: PLEDGING, MORTGAGING, AND HYPOTHECATING ASSETS	Management	For	Proportional
11	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: INVESTMENTS FOR CONTROL OVER ISSUER	Management	For	Proportional
12	TO APPROVE THE AMENDMENT OR ELIMINATION REGARDING: MARGIN ACTIVITIES AND SHORT SELLING	Management	For	Proportional
13	TO APPROVE A MANAGER OF MANAGERS ARRANGEMENT THAT WOULD ALLOW THE ADVISOR AND THE FUND TO ENTER INTO AND MATERIALLY AMEND SUB-ADVISORY AGREEMENTS RELATING TO THE FUND WITHOUT OBTAINING SHAREHOLDER APPROVAL.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS EMERGING GROWTH FUND MEETING DATE: 08/24/2006
TICKER: RSEGX SECURITY ID: 74972H101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN RS INVESTMENT MANAGEMENT CO. LLC AND EACH OF THE RS FUNDS.	Management	For	Proportional
2. 1	ELECT JUDSON BERGMAN AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT ANNE M. GOGGIN, ESQ. AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT DENNIS J. MANNING AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS INVESTMENT TRUST MEETING DATE: 08/24/2006
TICKER: RSEGX SECURITY ID: 74972H101
TICKER: RSPFX SECURITY ID: 74972H408
TICKER: RSIFX SECURITY ID: 74972H606
TICKER: RSSGX SECURITY ID: 74972H887
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN RS INVESTMENT MANAGEMENT CO. LLC AND EACH OF THE RS FUNDS.	Management	For	Proportional
2. 1	ELECT JUDSON BERGMAN AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT ANNE M. GOGGIN, ESQ. AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT DENNIS J. MANNING AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS PARTNERS FUND MEETING DATE: 08/24/2006
TICKER: RSPFX SECURITY ID: 74972H408
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN RS INVESTMENT MANAGEMENT CO. LLC AND EACH OF THE RS FUNDS.	Management	For	Proportional
2. 1	ELECT JUDSON BERGMAN AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT ANNE M. GOGGIN, ESQ. AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT DENNIS J. MANNING AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS SMALLER COMPANY GROWTH FUND MEETING DATE: 08/24/2006
TICKER: RSSGX SECURITY ID: 74972H887
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN RS INVESTMENT MANAGEMENT CO. LLC AND EACH OF THE RS FUNDS.	Management	For	Proportional
2. 1	ELECT JUDSON BERGMAN AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT ANNE M. GOGGIN, ESQ. AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT DENNIS J. MANNING AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE INFORMATION AGE FUND MEETING DATE: 08/24/2006
TICKER: RSIFX SECURITY ID: 74972H606
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN RS INVESTMENT MANAGEMENT CO. LLC AND EACH OF THE RS FUNDS.	Management	For	Proportional
2. 1	ELECT JUDSON BERGMAN AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT ANNE M. GOGGIN, ESQ. AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT DENNIS J. MANNING AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: WILLIAM BLAIR SMALL CAP GROWTH FUND MEETING DATE: 11/30/2006
TICKER: WBSNX SECURITY ID: 093001477
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT F. CONRAD FISCHER AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ANN P. MCDERMOTT AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT PHILLIP O. PETERSON AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT DONALD J. REAVES AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT DONALD L. SEELEY AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT THOMAS J. SKELLY AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT MICHELLE R. SEITZ AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT ROBERT E. WOOD II AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Rutland Square Trust Fidelity Rutland Square Trust II Fidelity Commonwealth Trust II

plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer